Right-of-use assets and Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	$ 640	$ 513
Total lease liabilities	497	406
Not later than one year
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	89	86
Total lease liabilities	68	71
Between one and five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	244	222
Total lease liabilities	183	178
Later than five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	307	205
Total lease liabilities	$ 246	$ 157